Average Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Select Class - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.97%
Past 5 years	1.75%
Past 10 years	1.12%